Disaggregated Revenues - Schedule of Geographical Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Information [Line Items]
Total revenues	$ 3,301,879	$ 4,159,763	$ 5,433,375	$ 5,136,153	$ 5,944,190
HK SAR [Member]
Schedule of Geographical Information [Line Items]
Total revenues
Kyrgyzstan [Member]
Schedule of Geographical Information [Line Items]
Total revenues	1,621,161		2,656,596
Cambodia [Member]
Schedule of Geographical Information [Line Items]
Total revenues	470,676		601,526
Thailand [Member]
Schedule of Geographical Information [Line Items]
Total revenues	1,149,429		2,175,253
China [Member]
Schedule of Geographical Information [Line Items]
Total revenues	34,565
US [Member]
Schedule of Geographical Information [Line Items]
Total revenues	$ 26,048